26. Finance debt (Details 4) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal	$ 70,634	$ 65,284
Interest	42,490	$ 43,859
Not later than one year [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal	747
Interest	1,591
2021 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal	6,276
Interest	2,963
2022 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal	4,352
Interest	2,789
2023 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal	10,462
Interest	2,537
2024 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal	10,063
Interest	2,267
2025 onwards [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal	38,734
Interest	$ 30,344